Note 5 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Finance lease - amortization of ROU asset	$ 0	$ 54
Operating lease expense	$ 850	$ 384